Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2018
Institutional Shares Class | Federated Institutional Prime Value Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated Institutional Prime Value Obligations Fund (the "Fund")
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. The Fund's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2019
Fee Waiver Or Reimbursement Over Assets, Later Of Termination Or Next Effective Prospectus	mmot_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus.
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The fees and expenses shown in the table above and the Example that follows include the fees and expenses of the Fund and the Fund's share of the fees and expenses of the Federated Institutional Prime Obligations Fund ("Underlying Fund"), an affiliated money market fund in which the Fund invests all or substantially all of its assets. The Fund invests in the Institutional Shares of the Underlying Fund, which do not currently charge any distribution, shareholder servicing or account administration fees. Both the Fund and the Underlying Fund have investment advisory agreements with the Adviser by which the Adviser is entitled to a management fee of 0.20% of the respective fund's average daily net assets. However, to avoid charging duplicative fees, the Adviser will waive and/or reimburse the Fund's Management Fee with respect to the amount of its net assets invested in the Underlying Fund. The Fund's proportionate share of the fees and expenses of the Underlying Fund (including Management Fees) are reflected in the table above as Acquired Fund Fees and Expenses. The Adviser will also waive and/or reimburse the Fund's Management Fee and other expenses to the extent necessary to abide by the above "Fee Limit."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE<br/><br/>For purposes of the discussion in this section, references to the "Fund" should be read to include a reference to the Federated Institutional Prime Obligations Fund ("Underlying Fund"), unless otherwise specified, since the Fund invests all or substantially all of its net assets in the Institutional Shares of the Underlying Fund.<br/><br/>What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests all or substantially all of its net assets in the Institutional Shares of the Underlying Fund, an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. The Fund's investment in the Underlying Fund is made in a fund of funds structure pursuant to Rule 12d1-1 of the Investment Company Act of 1940, as amended ("1940 Act"). The Fund invests in the Underlying Fund which primarily invests in a portfolio of high-quality, dollar-denominated, fixed-income securities which: (1) are issued by banks, corporations and the U.S. government; and (2) mature in 397 days or less.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that are issued by entities whose activities are sponsored by the federal government but that have no explicit financial support.

		In instances where the Fund is unable to invest all of its net assets in the Underlying Fund (for example, due to late-day purchases or trades) the Fund will invest its excess cash in overnight repurchase agreements or other eligible securities, in the discretion of the Fund's investment adviser. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Pursuant to Rule 2a-7, the Fund is designated as an "institutional" money market fund and is required to utilize current market-based prices (except as otherwise permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC guidance) to value portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($1.0000), rather than utilize amortized cost accounting and transact at a stable $1.00 net asset value as it was permitted to do prior to October 14, 2016. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees ("Board") determines such liquidity fees or redemption gates are in the best interest of the Fund. In the event that the Board of the Underlying Fund imposes liquidity fees or redemption gates, corresponding fees and gates may also be imposed with respect to the Fund, in the discretion of the Fund's Board.

As an institutional money market fund, the Fund will not be limited to institutional investors, but will continue to be available to retail investors as well.

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's NAV, delay the payment of redemptions by the Fund, or reduce the Fund's returns include:
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
  Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies and national governments, the Fund may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Prepayment and Extension Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. When interest rates rise, homeowners are less likely to prepay their mortgages. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security, and the price of mortgage-backed securities may decrease more than the price of other fixed-income securities when interest rates rise.
  Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risk Associated with use of Amortized Cost. Under existing SEC guidance, the Fund will value its individual portfolio securities with remaining maturities of 60 days or less using its amortized cost price when such price is approximately the same (as determined by policies adopted by the Fund's Board) as its fair market price ("shadow price"). If a security's shadow price is not approximately the same as its amortized cost price, the Fund will generally use the shadow price to value that security. In such cases, the use of the shadow price could cause the Fund's NAV to fluctuate. See "Floating Net Asset Value Money Market Risk" below.
  Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
  Underlying Fund Risk. The risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying Fund and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Fund to achieve its investment objectives.
  Large Shareholder Risk. A significant percentage of the Fund's shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser or an affiliate of the Adviser may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant and, if frequently occurring, could negatively affect the Fund's net asset value and performance and could cause the Fund or the Underlying Fund to sell securities at inopportune times in order to meet redemption requests.
  Floating Net Asset Value Money Market Risk. The Fund will not maintain a constant NAV per share. The value of the Fund's shares will be calculated to four decimal places and will fluctuate reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.
  Fees & Gates Risk. Both the Fund and the Underlying Fund have adopted policies and procedures such that they will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that either fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by that fund's Board that such a liquidity fee or redemption gate is in the fund's best interest. If either fund's weekly liquid assets fall below 30% of its total assets, that fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if that fund's Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the fund's best interest. In addition, if either fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, that fund must impose a 1% liquidity fee on shareholder redemptions unless the fund's board, including a majority of the independent Trustees, determines that imposing such fee is not in the best interests of the fund.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
		You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	All mutual funds take investment risks. Therefore, even though the Fund is a money market fund, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's NAV, delay the payment of redemptions by the Fund, or reduce the Fund's returns include:
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table<br/><br/> Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Institutional Prime Value Obligations Fund - IS Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's IS class total return for the six-month period from January 1, 2018 to June 30, 2018, was 0.89%.

		Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 0.98% (quarter ended March 31, 2008). Its lowest quarterly return was 0.01% (quarter ended March 31, 2014).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table represents the Fund's IS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund's IS class 7-Day Net Yield as of December 31, 2017, was 1.44%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund's IS class 7-Day Net Yield as of December 31, 2017
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-341-7400
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	1.44%
Institutional Shares Class | Federated Institutional Prime Value Obligations Fund | IS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	157
5 Years	rr_ExpenseExampleYear05	274
10 Years	rr_ExpenseExampleYear10	$ 616
2008	rr_AnnualReturn2008	2.99%
2009	rr_AnnualReturn2009	0.78%
2010	rr_AnnualReturn2010	0.22%
2011	rr_AnnualReturn2011	0.17%
2012	rr_AnnualReturn2012	0.20%
2013	rr_AnnualReturn2013	0.09%
2014	rr_AnnualReturn2014	0.06%
2015	rr_AnnualReturn2015	0.12%
2016	rr_AnnualReturn2016	0.44%
2017	rr_AnnualReturn2017	1.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's IS class total return for the six-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	1.06%
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	0.61%

[1]	The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum amount of 0.25%. No such fees are currently incurred or charged by the IS class of the Fund. The IS class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees (the "Trustees").
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.